Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
9. Income Taxes

We had no income tax benefit or provision for the three and six months ended June 30, 2013.  Since the Company incurred a net loss for the three and six months ended June 30, 2013, there was no income tax expense for the period.  Increases in deferred tax balances have been offset by a valuation allowance and have no impact on our deferred income tax provision.

In calculating the provision for income taxes on an interim basis, the Company estimates the annual effective income tax rate based upon the facts and circumstances known for the period and applies that rate to the earnings or losses for the most recent interim period.  The Company’s effective income tax rate is based on expected income and statutory tax rates and takes into consideration permanent differences between financial statement income and tax return income applicable to the Company in the various jurisdictions in which the Company operates.  The effect of a discrete item, such as changes in estimates, changes in enacted tax laws or rates or tax status, and unusual or infrequently occurring events, is recognized in the interim period in which the discrete item occurs.  The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the result of new judicial interpretations or regulatory or tax law changes.

8. Income Taxes

The Company has no income tax benefit or provision for the year ended December 31, 2012.  As the Company has continued to incur a net tax loss, there is no income tax expense for the current period.  Increases in deferred tax balances have been offset by a valuation allowance and therefore have no impact on our deferred income tax provision.

Significant components of the Company's deferred tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	Years Ended December 31,
	2012	2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(64,437)	$(37,072)
Other	(10,162)	-
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674	-
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax assets (liabilities)	$-	$-

Due to uncertainties regarding benefits and utilization of the total deferred tax assets, a valuation allowance of $3,601,725 has been recorded.  The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized.  The valuation allowance on our total deferred asset increased by $1,994,482 from 2011 to 2012.  At December 31, 2012, the Company had U.S. federal tax net operating loss (“NOL”) carry-forwards of $7,088,700, which will expire in 2032.

The deferred taxes do not account for NOL carry-forwards related to the windfall tax benefit of $26,128.  This amount is being tracked separately and will be recorded in additional paid-in capital when realized.

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes and the fluctuation of the fair market value of warrants.

A reconciliation from the federal income tax provision from continuing operations at the statutory rate to the effective rate for the years ended December 31, 2012 and 2011 is as follows:

	Years Ended December 31,
	2012	2011
Federal income tax benefit at statutory rate	$(1,410,724)	$(557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,147
Stock based compensation	-	-
Non-deductible expenses	14,337	9,380
Other	-	-
Income Tax Expense	$-	$-

The Company files U.S. federal income tax returns, as well as income tax returns for New York State, and New York City.  The following years remain open for possible examination:  2008, 2009, 2010 and 2011.